Equity (Details) - USD ($)					1 Months Ended	12 Months Ended
	Aug. 11, 2025	Mar. 06, 2025	Mar. 04, 2025	Oct. 21, 2024	Aug. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Equity [Line Items]
Entity incorporation, date						Jan. 19, 2022
Capital plans						$ 50,000
Stock split				1-for-10,000
Additional paid-in capital						8,464,735	$ 2,032,655
Non-controlling interests		$ 2,592,185				2,592,185	2,344,653
Price per share		$ 4
Gross proceeds		$ 8,000,000	$ 8,000,000			$ 8,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001
Preferred Stock, Shares Authorized	140,000,000
Net proceeds		$ 6,432,080
Percentage of entity’s registered capital							50.00%
Percentage of after-tax net income						10.00%
Common Stock, Voting Rights	each carrying 35 votes per share					Class A Ordinary Shares with one vote each and Class B Ordinary Shares with 35 votes each.
Appropriation of statutory reserve						$ 138,408
Zhejiang Pntech [Member]
Equity [Line Items]
Equity interest						35.00%
Ningbo Pntech [Member]
Equity [Line Items]
Equity interest						25.00%
Ningbo Zhuoxing Logistics Co., Ltd. [Member]
Equity [Line Items]
Equity interest						40.00%
Pntech (Shaoxing) New Energy Co., Ltd(“Pntech Shaoxing”) [Member]
Equity [Line Items]
Equity interest						17.85%
Ningbo Yijiaren New Energy Co., Ltd. [Member]
Equity [Line Items]
Equity interest						35.00%
Minimum [Member]
Equity [Line Items]
Authorized share capital	$ 500,000,000
Maximum [Member]
Equity [Line Items]
Authorized share capital	$ 1,000,000,000
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares authorized (in Shares)						750,000,000	750,000,000
Ordinary share, par value (in Dollars per share)						$ 0.0001	$ 0.0001
Ordinary shares, share issued						13,975,000	25,000,000
Ordinary shares, shares outstanding						13,975,000	25,000,000
Issuance of new shares						27,000,000
Common stock, share issued (in Shares)						13,975,000	25,000,000
Price per share	$ 0.0001
Ordinary shares unissued	110,000,000
Repurchase of common stock					$ 13,025,000
Surrender stock split shares	13,025,000
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares authorized (in Shares)						110,000,000	110,000,000
Ordinary share, par value (in Dollars per share)						$ 0.0001	$ 0.0001
Ordinary shares, share issued						13,025,000	0
Ordinary shares, shares outstanding						13,025,000	0
Common stock, share issued (in Shares)						13,025,000	0
Price per share	$ 0.0001
Ordinary shares unissued	110,000,000
Ordinary shares outstanding percentage						100.00%
Class B Ordinary Shares [Member] | Chief Executive Officer [Member]
Equity [Line Items]
Issuance of new shares						13,025,000
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares authorized (in Shares)	750,000,000			500,000,000
Ordinary share, par value (in Dollars per share)	$ 0.0001			$ 0.0001		$ 0.0001
Ordinary shares, share issued		2,000,000		25,000,000
Common stock, share issued (in Shares)		2,000,000		25,000,000
Price per share			$ 4
Surrender stock split shares				475,000,000
Appropriation of statutory reserve						$ 138,408
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Issuance of new shares			2,000,000			2,000,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member] | Chief Executive Officer [Member]
Equity [Line Items]
Number of shares issued						13,975,000
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, share issued						13,025,000
Issuance of new shares						13,025,000
Common stock, share issued (in Shares)						13,025,000
Ordinary shares unissued	140,000,000